Commitments and Contingencies (Detail)	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016 Item	Jan. 31, 2015	May 31, 2013
Ragnarok Online
Commitments and Contingencies
Number of games agree to develop and distribute			2	1
Agreement expiration period	5 years
Royalties from Licensing Arrangements
Commitments and Contingencies
Outstanding licensing agreements		6
Royalties from Licensing Arrangements | Ragnarok Online | Minimum
Commitments and Contingencies
Licensing agreements, percentage of royalty receivable		20.00%
Royalties from Licensing Arrangements | Ragnarok Online | Maximum
Commitments and Contingencies
Licensing agreements, percentage of royalty receivable		40.00%